Condensed Consolidated Statement of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests in Consolidated Entities	Convertible Preferred Stock	Redeemable Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2015		2,011					0
Beginning balance at Dec. 31, 2015	$ 136,636	$ 20	$ 234,716	$ (202,546)	$ 0	$ 104,471	$ 0	$ 240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	11,573		6,073	5,439		61
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)		0
Deferred compensation plan distribution	0
Employee advances	(41)		(41)
Purchase of OpenKey shares from noncontrolling interest holder								(18)
Contributions from noncontrolling interests	2,373					2,373
Reallocation of carrying value	(1,469)		(2,623)			1,154		1,469
Redemption value adjustment	(936)			(936)				936
Net income (loss)	(2,396)
Net income (loss)	(11,256)					(8,860)		(1,147)
Ending balance (in shares) at Dec. 31, 2016		2,016					0
Ending balance at Dec. 31, 2016	90,149	$ 20	237,796	(200,439)	0	52,772	$ 0	1,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of BAV Services	5,454	$ 1	5,062			391		2,658
Acquisition of BAV Services (in shares)		71
Equity-based compensation	8,469		7,746	684		39
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)		3
Deferred compensation plan distribution	229		229
Employee advances	(433)		(433)
Contributions from noncontrolling interests	983					983
Reallocation of carrying value	(1,187)		(681)			(506)		1,187
Redemption value adjustment	(1,270)			(1,270)				1,270
Distributions to consolidated noncontrolling interests	(239)			(19)		(220)
Net income (loss)	(18,352)			(18,352)
Net income (loss)	(18,710)					(358)		(1,484)
Ending balance (in shares) at Dec. 31, 2017		2,094					0
Ending balance at Dec. 31, 2017	30,957	$ 21	249,695	(219,396)	(135)	772	$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series B cumulative convertible preferred stock, $25 par value, 8,120,000 shares issued and outstanding, net of discount at March 31, 2019 and December 31, 2018	0
Equity-based compensation	3,797		3,789			8
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)		0
Deferred compensation plan distribution	80		80
Employee advances	105		105
Purchase of OpenKey shares from noncontrolling interest holder (in shares)		9
Purchase of OpenKey shares from noncontrolling interest holder	838		838					(838)
Contributions from noncontrolling interests	2,666					2,666
Reallocation of carrying value	(1,166)		530			(1,696)		1,166
Redemption value adjustment	838			838				(838)
Foreign currency translation adjustment	(114)				(97)	(17)
Net income (loss)	(5,723)			(5,723)
Net income (loss)	(5,896)					(173)		61
Ending balance (in shares) at Mar. 31, 2018		2,103					0
Ending balance at Mar. 31, 2018	32,105	$ 21	255,037	(224,281)	(232)	1,560	$ 0	4,662
Beginning balance (in shares) at Dec. 31, 2017		2,094					0
Beginning balance at Dec. 31, 2017	30,957	$ 21	249,695	(219,396)	(135)	772	$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of BAV Services	838		838				$ 203,000	(838)
Acquisition of BAV Services (in shares)		9					8,120
Equity-based compensation	10,019		10,009			10
Amortization of preferred stock discount	(730)			(730)			$ 730
Dividends declared - preferred stock	(4,466)			(4,466)
Deferred compensation plan distribution (in shares)		3
Deferred compensation plan distribution	241
Employee advances	(82)		(82)
Purchase of OpenKey shares from noncontrolling interest holder	0
Contributions from noncontrolling interests	2,666					2,666
Reallocation of carrying value	(1,166)		530			(1,696)		1,166
Redemption value adjustment	168			168				(168)
Distributions to consolidated noncontrolling interests	(14)					(14)		(300)
Foreign currency translation adjustment	(363)				(363)			(57)
Net income (loss)	10,182
Net income (loss)	9,258					(924)		(1,438)
Ending balance (in shares) at Dec. 31, 2018		2,392					8,120
Ending balance at Dec. 31, 2018	65,901	$ 24	280,159	(214,242)	(498)	458	$ 200,847	3,531
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series B cumulative convertible preferred stock, $25 par value, 8,120,000 shares issued and outstanding, net of discount at March 31, 2019 and December 31, 2018	200,847						200,847
Acquisition of BAV Services	3,755	$ 1	3,754
Investment in Real Estate Advisory Holdings LLC	1,000		1,000
Investment in Real Estate Advisory Holdings LLC (in shares)		17
Acquisition of BAV Services (in shares)		60
Equity-based compensation	2,158		2,155			3
Amortization of preferred stock discount	(491)			(491)			$ 491
Dividends declared - preferred stock	(2,791)			(2,791)
Deferred compensation plan distribution (in shares)		1
Deferred compensation plan distribution	46		46
Employee advances	249		249
Contributions from noncontrolling interests	455					455
Reallocation of carrying value	(356)		(234)			(122)		356
Redemption value adjustment	111			111				(111)
Distributions to consolidated noncontrolling interests	(4)					(4)
Foreign currency translation adjustment	15				15			13
Net income (loss)	710			710
Net income (loss)	547					(163)		21
Ending balance (in shares) at Mar. 31, 2019		2,470					8,120
Ending balance at Mar. 31, 2019	70,595	$ 25	$ 287,129	$ (216,703)	$ (483)	$ 627	$ 201,338	$ 3,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Series B cumulative convertible preferred stock, $25 par value, 8,120,000 shares issued and outstanding, net of discount at March 31, 2019 and December 31, 2018	$ 201,338